Capital Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 06, 2018
Capital Stock [Line Items]
The par value of common stock	$ 0.40
Common stock shares authorized	800,000,000	800,000,000
Preferred stock shares authorized	250,000
Preferred stock par value per share	$ 4.00
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Dividends declared per share	$ 1.5400	$ 1.5125	$ 1.5025
Repurchase of common stock	$ 853,997,000	$ 90,304,000	$ 5,173,000
Common Stock [Member]
Capital Stock [Line Items]
Share repurchase program available repurchase amount	$ 1,500,000,000
Common Stock [Member] | Maximum [Member]
Capital Stock [Line Items]
Share repurchase program authorized amount				$ 2,000,000,000